CONVERTIBLE LOAN	12 Months Ended
Dec. 31, 2013
CONVERTIBLE LOAN
CONVERTIBLE LOAN

14. CONVERTIBLE LOAN

On June 12, 2012 and October 24, 2012, the Group finalized a loan agreement amounting to RMB 125,710 (US$ 20,000)(“Loan Agreement”) with International Finance Corporation (“IFC”), in which IFC granted the Group a convertible loan (“IFC Loan”). IFC may at its option convert a minimum of $1,000 or its integral multiple of IFC Loan in whole or in part, at any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan, into Class A Ordinary Shares at the conversion price of $10, subject to dilution protection adjustment and registration or an exemption from registration under the Securities Act.

IFC Loan bears variable rate of 4.5% per annum above 6-monthLIBOR, subject to step down provision as follow:

(i)                  Within 12 months from the date of the Loan Agreement, 3.5% for future IFC Loan interest payments if the Borrower’s ADSs trade at an average trading price of US$7.0 or above for any 3 consecutive months period; and

(ii)               At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan, 3% for future IFC Loan interest payments if the Borrower’s ADSs trade at an average trading price of US$ 12.0 or above for any 4 consecutive months period.

The IFC loan was disbursed to the Group on October 22, 2012, with repayment schedule of 2 equal semi-annual installments starting on November 15, 2017.  The IFC Loan was not allowed to pay back in advance of the payment schedule. On April 29, 2013, the Company signed an Amendment Agreement with IFC, pursuant to which, the disbursed IFC loan will be repaid based on an agreed schedule before September 30, 2013. On the third payment date, specified as at June 30, 2013, the Company failed to pay principal and interest, which triggered one of the Default Events defined in the Loan Agreement. The Company accrued a penalty interest on the amount of the payment due and unpaid with 2% per annum above the interest rate. As of December 31, 2013, the penalty interest of RMB 1,082 was recognized and still outstanding for paying by the date of issuance of the financial statements.

Management has determined that the conversion feature embedded in the convertible loan should not be bifurcated and accounted for as a derivative, since the embedded conversion feature is indexed to the Company’s own stock and would have been classified in shareholders’ equity if it were a free-standing derivative instrument.

Since the conversion price of the IFC Loan exceeds the market price of the Company’s ordinary shares on the date of issuance, no portion of the proceeds from the issuance was accounted for as the beneficial conversion feature, and was treated solely as a liability since the embedded conversion feature has no intrinsic value and accordingly does not meet the requirements of an equity component. Costs incurred by the Company that were directly attributable to the issuance of IFC Loan amounting to approximately RMB 3,432(US$567), were deferred over loan period and being charged to the consolidated statements of operations and other comprehensive loss using the effective interest rate method. The front fee paid to IFC amounting to RMB 4,924, were deferred over loan period and being treated as debt discount deducting the proceeds at inception and accretion during the loan period with effective interest method. The amortization of front fee was nil and RMB 4,881 for the years ended December 31, 2012 and 2013, respectively.

Management further determined that the interest rate change feature (“IRCF”) embedded in the convertible loan is required to be bifurcated and accounted for as a derivative asset. The fair value of the IRCF as of issuance date was RMB 369 (US$61) and bifurcated from the Loan of RMB 121,074 (US$20,000) and included in debt discount, which is amortized over the loan period, using the effective interest rate method.  The fair value of the IRCF decreased to RMB 181 (US$28) and RMB170 (US$28) as of December 31, 2012 and 2013, respectively. The change in the fair value of the embedded derivative assets was recognized as interest expense from revaluation of embedded derivative in the consolidated statements of operations and comprehensive income (loss).

The Convertible loan as of December 31, 2012 and 2013 are summarized in the following table:

	As of December 31
	2012	2013
	RMB	RMB

Principal IFC loan	125,710	102,905
Unamortized discount	(4,554)	—
Net carrying amount	121,156	102,905

In connection with the Loan Agreement, the Company signed a registration rights agreement, which requires a liquidated damages in the amount of 0.5% of the aggregate outstanding principal amount of the IFC Loan for each 30 day period subject to a liquidated damages cap of 6.0% of the aggregate outstanding principal amount of the IFC Loan, should the Company fail to comply with the following significant terms:

(i)                 Requires registration  statement to be declared effective within 30 days of disbursement of the IFC Loan in the event there are no SEC comments, and within 90 days of disbursement of the IFC Loan in the event there are SEC comments (the “Effectiveness Deadline”).

(ii)              Requires the Company to maintain the effectiveness of the registration statement until the earlier of (a) the date when all registrable securities have been resold, (b) the date when all registrable securities may be resold under Rule 144 without regard to information, volume or manner of sale requirements or (c) the date one year after the IFC Loan is converted into ordinary shares.

On September 17, 2013, the outstanding IFC C Loan principal of US$17,000, along with applicable interest, was indirectly assigned to CEIHL by IFC. On May 15, 2014, the IFC C Loan has been amended and restated under the Second Amended and Restated Loan Agreement, which was one of the associated agreements to implement the core parts of the Restructuring Agreement (See Note 30 (3)).

Pursuant to the Amendment and Restatement Agreement to the Loan Agreement signed on May 13, 2014 (see Note 30 (3)), the Registration Rights Agreement was terminated and that no party to the Registration Rights Agreement will have any liability in respect of any breach of that agreement on or before the effective date, which is defined as the date of the discharge of the Joint Provisional Liquidators (“the JPLs”) in accordance with the Restructuring Agreement. As of December 31, 2013, no such liability was accrued accordingly.